Income Taxes (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Net operating losses		$ 8,783,281		$ 7,789,555
Net operating losses carryovers, expiration date		Dec. 31, 2036
Tax provisions reduction, description		The reduction of the corporate income tax rate from the current 33.99% to 29.58% in 2018 and 2019 and 25% from 2020. Additionally, the use of net operating losses which could previously offset 100% of taxable income is now limited to offset only 70% of taxable income.
Effective income tax rate		21.00%	34.00%	34.00%	40.00%
Belgium corporate income tax				33.00%
Crisis tax				3.00%
Implying an effective rate		29.58%		33.99%
Income tax provision (benefit) at the U.S. statutory rate				34.00%	34.00%
Deferred tax expense				$ 1,202,000
Accrued income tax		$ 67,532
Maximum [Member]
Income Taxes (Textual)
Belgium corporate income tax				34.00%
Income tax provision (benefit) at the U.S. statutory rate				35.00%
Federal corporate tax rate	35.00%
Minimum [Member]
Income Taxes (Textual)
Belgium corporate income tax				25.00%
Income tax provision (benefit) at the U.S. statutory rate				21.00%
Federal corporate tax rate	21.00%